SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
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                                    FORM N-Q
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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)
                                   ----------

                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2009

                  DATE OF REPORTING PERIOD: September 30, 2009


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ITEM 1. SCHEDULE OF INVESTMENTS (UN-AUDITED)                  September 30, 2009

NUMBER OF SHARES            DESCRIPTION                             MARKET VALUE
             BANKING                         3.67%
       200       Bank Of America Corporation             2,916.00
       202       HSBC Holdings                          11,188.78
                                                     ------------
                                                                      14,104.78

             COMPUTERS & PERIPHERAL         19.03%
       200       Dell inc.                               2,898.00
       200       Intel Corporation                       3,822.00
       200       Internat Busin Mach                    24,122.00
       200       Cisco                                   4,570.00
       200       Apple Computer                         37,700.00
                                                     ------------
                                                                      73,112.00

             COMMUNICATIONS                  3.07%
        29       Nortel Networks                             1.65
       300       Verizon Communications                  8,877.00
       200       Comcast Corp                            2,900.00
                                                     ------------
                                                                      11,778.65

             HOTELS                          1.30%
       200       Marriott International                  5,012.00      5,012.00
                                                     ------------

             DIVERSIFIED MINERALS            6.31%
       250       Alcoa inc.                              3,105.00
       200       Freeport-Mcmoran Copper & Gold Inc.    14,672.00
     1,000       Northern Dynasty Minerals ltd.          6,480.00
                                                     ------------
                                                                      24,257.00
             DRUG & MEDICAL                  8.58%
       200       Amgen, inc.                            10,746.00
       200       Johnson & Johnson                      11,810.00
       200       Novartis Ag                            10,390.00
                                                     ------------
                                                                      32,946.00

             ELECTRONICS/EQUIPMENT           1.86%
       200       Medtronic Inc.                          7,140.00      7,140.00
                                                     ------------

             ENERGY                          4.68%
       200       Alliance Resource LP                    7,492.00
       200       Chesapeake Energy                       4,900.00
       200       Cnx Gas Corporation                     5,572.00
                                                     ------------
                                                                      17,964.00

             FINANCIAL & COMMERCIAL SERVICES 1.40%
       200       Citigroup inc.                            818.00
       250       Western Union Co                        4,542.50
                                                     ------------
                                                                       5,360.50

             FOOD/HEALTH CARE                6.71%
       200       Nutrisystem, Inc.                       4,304.00
       200       Pepsico Inc.                           12,110.00
       200       Wellpoint                               9,352.00
                                                     ------------
                                                                      25,766.00

             MANUFACTURING/ENGINEERING       9.58%
       100       Flowserve Corp                          9,821.00
       300       General electric                        4,278.00
       200       Honeywell Intl, Inc.                    7,178.00
       200       Ingersoll-Rand Company limited          6,318.00
       150       United Technologies                     9,217.50
                                                     ------------
                                                                      36,812.50

             OIL SERVICES                   13.16%
       200       Nabors Industries ltd.                  4,166.00
       200       Halliburton Company                     5,842.00
       200       Canadian Natural Resources ltd         12,934.00
       200       Occidential Petrolum                   15,176.00
       200       Schlumberger                           12,440.00
                                                     ------------
                                                                      50,558.00

             PSYCHIATRIC THERAPY             1.07%
       200       Psychiatric Solutions, inc.             4,128.00      4,128.00
                                                     ------------

             PUBLISHING                      1.50%
       200       Mcgraw Hill Cos, Inc                    5,756.00      5,756.00
                                                     ------------

             RECREATION                      2.27%
       200       Shanda Interactive                      8,736.00      8,736.00
                                                     ------------

             RETAILERS/APPAREL               7.35%
       200       Lowe's Companies, inc.                  3,914.00
       200       Home Depot, inc.                        5,018.00
       150       Walgreen Company                        5,674.50
       150       Walmart                                 7,452.00
       300       Crocs Inc                               1,824.00
       200       Staples                                 4,340.00
                                                     ------------
                                                                      28,222.50

             SAVINGS & LOANS                 0.02%
       450       Washington Mutual, inc.                    64.35         64.35
                                                     ------------

             TELECOM-CELLULAR                0.96%
      1000       Alcatel Lucent                          3,690.00      3,690.00
                                                     ------------

             TRANSPORTATION                  0.65%
       500       Jetblue Airways Corp                    2,480.00      2,480.00
                                                     ------------

             UTILITIES                       5.54%
       300       American Electric Power                 9,066.00
       300       Consolidated Edison                    12,204.00
                                                     ------------
                                                                      21,270.00

             SHORT TERM INVESTMENTS          1.31%
      500        Evergreen Investmernts                  5,045.81      5,045.81
                                                     --------------------------

             NET ASSETS                     100.00%                  384,204.09


                                AMERITOR SECURITY TRUST

the tax basis cost of the Fund's investments was $453,678.12 and the unrealized appreciation and depreciation were $53,347.76 and $127,867.60 respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust

By:                                /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: November 12, 2009

By:                                /s/ Jerome Kinney
                                   ---------------------------
                                   Title: Treasurer
                                   (Principal Financial
                                   and Accounting Officer

Date: November 12, 2009